Condensed Balance Sheets - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Current assets:
Cash	$ 6,587	$ 275,665
Prepaid expenses	53,478	18,390
Prepaid insurance		205,604
Total Current Assets	60,065	499,659
Marketable securities held in Trust Account	265,710,795	258,971,518
Total Assets	265,770,860	259,471,177
Current liabilities:
Accrued expenses	570,564	234,985
Accrued offering costs	75,000	75,000
Total Current Liabilities	645,564	309,985
Deferred underwriting fee payable	13,100,000	13,100,000
Total Liabilities	13,745,564	13,409,985
Commitments and Contingencies (Note 6)
Ordinary shares	265,710,795	258,971,518
Shareholders’ Deficit
Preferred shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding
Additional paid-in capital
Accumulated deficit	(13,686,124)	(12,910,951)
Total Shareholders’ Deficit	(13,685,499)	(12,910,326)
Total Liabilities and Shareholders’ Deficit	265,770,860	259,471,177
Class A Ordinary Shares
Shareholders’ Deficit
Ordinary shares
Class B Ordinary Shares
Shareholders’ Deficit
Ordinary shares	$ 625	$ 625